Leases - Summary of Maturities of Operating and Finance Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 420
2023	414
2024	406
2025	308
2026	258
Thereafter	728
Total lease payments	2,534
Less: Imputed Interest	220
Present value of lease liabilities	$ 2,314	$ 2,678